Financial Instruments - Summary of Credit Quality of Customers (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade receivables [member]
Disclosure of internal credit grades [line items]
Credit exposure	S/ 1,574,939	S/ 2,027,895
Trade receivables [member] | New customers/related parties (less than 6 months) [member]
Disclosure of internal credit grades [line items]
Credit exposure	58,999	302,369
Trade receivables [member] | Existing customers/related parties (with more than 6 months of trade relationship) with no previous default history [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,373,424	1,579,400
Trade receivables [member] | Existing customers/related parties (with more than 6 months of trade relationship) with previous default history [member]
Disclosure of internal credit grades [line items]
Credit exposure	142,516	146,126
Receivable from related parties [member] | Existing customers/related parties (with more than 6 months of trade relationship) with no previous default history [member]
Disclosure of internal credit grades [line items]
Credit exposure	S/ 583,599	S/ 813,129